Investments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Investments [Abstract]
Disclosure of investments accounted for using equity method [text block]
Equity-accounted investments

	2018				2017
(€ million)	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total
Carrying amount – beginning of the year	116	2,332	1,063	3,511	168	2,675	1,197	4,040
Changes in accounting policies (IFRS 9 and 15)		(34)	(3)	(37)
Carrying amount restated – beginning of the year	116	2,298	1,060	3,474	168	2,675	1,197	4,040
Additions and subscriptions		28	92	120		63	444	507
Divestments and reimbursements	(33)	(3)	(115)	(151)			(462)	(462)
Share of profit of equity-accounted investments	8	16	385	409	9	49	66	124
Share of loss of equity-accounted investments	(5)	(415)	(10)	(430)	(7)	(340)	(6)	(353)
Deduction for dividends	(6)	(19)	(25)	(50)	(32)	(41)	(13)	(86)
Changes in the scope of consolidation		3,448		3,448	2			2
Currency translation differences	2	25	54	81	(13)	(127)	(128)	(268)
Other changes	13	119	11	143	(11)	53	(35)	7
Carrying amount – end of the year	95	5,497	1,452	7,044	116	2,332	1,063	3,511

Disclosure of detailed information about entity wise equity-accounted investments [text block]
Net carrying amount of equity-accounted investments in related to the following:

	December 31, 2018		December 31, 2017
(€ million)	Net carrying amount	% of the investment	Net carrying amount	% of the investment
Investments in unconsolidated entities controlled by Eni
Eni BTC Ltd	31	100.00	63	100.00
Other investments (*)	64		53
	95		116
Joint ventures
Vår Energi AS	3,498	69.60
Saipem SpA	1,228	30.99	1,413	31.00
Unión Fenosa Gas SA	335	50.00	350	50.00
Gas Distribution Company of Thessaloniki – Thessaly SA	137	49.00	137	49.00
Cardón IV SA	98	50.00
Lotte Versalis Elastomers Co Ltd	75	50.00	114	50.00
PetroJunín SA	47	40.00	210	40.00
AET – Raffineriebeteiligungsgesellschaft mbH	32	33.33	32	33.33
Other investments (*)	47		76
	5,497		2,332
Associates
Angola LNG Ltd	1,106	13.60	802	13.60
Coral FLNG SA	102	25.00	54	25.00
Novamont SpA	67	25.00	71	25.00
United Gas Derivatives Co	62	33.33	82	33.33
Commonwealth Fusion Systems Llc	42	33.72
Other investments (*)	73		54
	1,452		1,063
	7,044		3,511

Disclosure of detailed information about the market value of the investments listed in stock markets [text block]
As of
December 31, 2018
, the market value of the investments listed in regulated stock markets was as follows:

Saipem SpA
Number of shares held	308,767,968
% of the investment	30.99
Share price (€)	3.265
Market value (€ million)	1,008
Book value (€ million)	1,228

Disclosure of investments other than investments accounted for using equity method [text block]
Other investments
(€ million)	2018	2017
Carrying amount – beginning of the year	219	276
Changes in accounting policies (IFRS 9)	681
Carrying amount restated – beginning of the year	900	276
Additions and subscriptions	5	3
Change in the fair value	15
Divestments and reimbursements	(22)	(19)
Currency translation differences	31	(23)
Other changes	(10)	(18)
Carrying amount – end of the year	919	219